CNI CHARTER FUNDS

                         Prospectus Dated June 25, 2008



                                     Class E



                            Opportunistic Value Fund



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Prospectus dated June 25, 2008


Class E

Opportunistic Value Fund


INVESTMENT MANAGER:

City National Asset Management, Inc.


SUB-ADVISER:

SKBA Capital Management, LLC


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.


TABLE OF CONTENTS

THE FUND.......................................................................1

MANAGEMENT OF THE FUND.........................................................6

 NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS.........................8

HOW TO BUY AND SELL SHARES.....................................................9

DIVIDENDS AND TAXES...........................................................13

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS.......................................14

PRIVACY PRINCIPLES............................................................16

FOR MORE INFORMATION..........................................................17



More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Class E shares of the Opportunistic Value Fund (the "Fund"), a series of CNI Charter Funds. Class E shares are intended for corporations, foundations, endowments and other similarly sophisticated organizations and their retirement plans. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and minimum investments.


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THE FUND

Our Goal
--------

The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.

Principal Strategy
------------------

The Fund's sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations that are currently undervalued in the opinion of the Fund's sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $5 billion and companies with capitalizations of $1.5 billion to $5.5 billion, respectively (using the ranges used by Standard & Poor's, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).

In selecting investments, the Fund's sub-adviser evaluates the ratio of relative market capitalization to revenues ("RMCR") of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company's history. The Fund's sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company's earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management's alignment with shareholders' interests.

The Fund's sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to control overall portfolio risk. The sub-adviser reviews and may adjust the portfolio's overall weightings to a sector when it reaches the greater of 15% of the Fund's portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund's assets in a sector; however, if the Fund's portfolio investments in a sector increase to over 25% of the Fund's assets, the Fund will supplement this prospectus to identify the sector and describe risks associated with investments in the sector.

The Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser's target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security's value exceeds 5% of the value of the Fund's investment portfolio.


1
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Principal Risks of Investing in the Fund
----------------------------------------


As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Equity Securities - By investing primarily in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested primarily in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated to (i.e., rank lower than) those of preferred stockholders, bondholders and other creditors of the issuer.

Investment Style - The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Medium Capitalization (Mid-Cap) Companies - The Fund invests in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity, than the securities of large-capitalization companies.

Manager Risk - The performance of the Fund depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds. In addition, the Fund could fail to meet its investment objective.


2
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Fund Performance
----------------

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class E shares of the Fund for the indicated periods.


The Fund intends to commence operations and first offer Class E shares of the Fund for public sale on June 26, 2008, after the conversion of an institutional account (the "Predecessor Account") into the Class E shares of the Fund. The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund's operations. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund and have been adjusted to reflect the estimated annual operating expenses of the Class E shares of the Fund as set forth in the "Annual Fund Operating Expenses" table below. The Predecessor Account was not registered under the Securities Act of 1933 or the Investment Company Act of 1940 and therefore was not subject to certain restrictions imposed by those Acts. If the Predecessor Account had been registered under the Acts, the Predecessor Account's performance may have been adversely affected. The past performance results of the Fund's Class E shares will be reported once the Class E shares of the Fund have been in operation for one complete calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Predecessor Account based on a calendar year.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                              2005            2006            2007
                           ----------      ----------      ----------
                              10.79%         14.89%          -2.71%

                           Best Quarter                Worst Quarter
                           ------------                -------------

                               10.08%                        -5.86%

                             (Q4 2004)                    (Q4 2007)


This table shows the Predecessor Account's average annual total returns for the periods ending December 31, 2007. The table also shows how the Predecessor Account's performance compares with the returns of indices comprised of companies similar to those held by the Predecessor Account and to be held by the Fund.


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                                                                    Since
               Predecessor Account                                Inception
                                              One Year           (3/31/2004)
         -----------------------------------------------------------------------
         Return Before Taxes                     -2.71%                8.66%

         Return After Taxes on                     N/A                  N/A
             Distributions((1))

         Return After Taxes on                     N/A                  N/A
             Distributions and Sale of
             Fund Shares((1))

         S&P 500 Index (2)                        5.49%                9.32%

         Russell 1000 Value Index (2)            -0.17%               10.95%

(1) After-tax returns cannot be calculated for the periods before the Fund's registration as a mutual fund and are therefore unavailable until the Fund has been in operation for one complete calendar year.

(2) Reflects no deduction for fees, expenses or taxes.

For the period from January 1, 2008 through March 31, 2008, the Predecessor Account returned -9.15%.

Performance of a composite of similarly managed accounts is presented in the "Prior Performance of Portfolio Managers" section of this prospectus.


4
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Fees and Expenses of the Fund
-----------------------------


This table describes the fees and expenses you may pay if you buy and hold Class E shares of the Fund. You pay no sales charges or transaction fees for buying or selling Class E shares of the Fund.

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets
     as a % of average annual net assets)
Management Fee(1)                                           0.50%
Other Expenses(2)                                           0.21%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses(3)
                                                            0.71%

(1) The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.
(2) "Other Expenses" are estimated.
(3) The Fund's sub-adviser has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Class E Total Annual Fund Operating Expenses at or below 0.75% (the "Limit"), effective until January 30, 2009. Prior to that date, the expense limitation agreement may only be terminated by the Board of Trustees of CNI Charter Funds. "Operating Expenses" is defined to include all expenses necessary or appropriate for the operation of the Fund, but does not include any front-end or contingent deferred loads, taxes, interest, brokerage commissions, or extraordinary expenses such as litigation. If the Fund were to incur any expenses that are excluded from "Operating Expenses," the Limit would in effect increase. Any fee reductions or reimbursements may be repaid to the sub-adviser within three years after they occur if such repayments can be achieved within the Fund's expense limit at the time such expenses were incurred, if any, and if certain other conditions are satisfied.


Example
-------


The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class E shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as indicated above. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year        3 Years
       -----------------------------

            $73            $227


5
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MANAGEMENT OF THE FUND


Investment Manager
------------------


City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s, with approximately $6.3 billion in assets under management as of December 31, 2007. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2007, CNB and its affiliates had approximately $59 billion in assets under administration, which includes $37.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.


Sub-Adviser
-----------

SKBA Capital Management, LLC ("SKBA") serves as sub-adviser to the Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by Convergent Capital Management LLC, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2007, had $622 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Fund's portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been in his or her current position with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees' approval of CNAM's sub-advisory agreement with SKBA with respect to the Fund will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Other Sub-Advisers
------------------

Under current law, the appointment of a sub-adviser generally would require the approval of the Fund's shareholders. CNI Charter Funds (the "Trust"), of which the Fund is a series, has received an exemption order from the Securities and Exchange Commission (the "SEC") which


6
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permits CNAM, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Trust to operate in a less costly and more efficient manner. Because SKBA is affiliated with CNAM, this exemption would not apply to SKBA. CNAM has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees but without obtaining shareholder approval.


Administrator
-------------

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


Distributor
-----------

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.


7
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NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Defensive Investments - The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Fund's sub-adviser, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover - The Fund's sub-adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

Sector Concentration - From time to time the Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent the Fund's assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.


8
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HOW TO BUY AND SELL SHARES


Here are the details you should know about how to purchase and sell (sometimes called "redeem") shares of the Fund.

Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

How and when we calculate the Fund's net asset value per share ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays.

If your Authorized Institution receives your purchase or redemption order from you in proper form on a business day before its deadline, which may be no later than the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order on a business day after its deadline, we will price your order at the next day's NAV. If your Authorized Institution is designated as the Fund's agent for receipt of purchase and sale orders, the deadline for receipt of such orders is the close of the NYSE.

How to Buy Shares
-----------------

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.


Foreign Investors
-----------------

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification
----------------------------------------

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that


9
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will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill the Authorized Institution's legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


Anti-Money Laundering Program
-----------------------------

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Shares
------------------

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.


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


Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.


Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days and multiple round trips within several months. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or the Transfer Agent will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and works with each intermediary in enforcing the Fund's policies and procedures if suspicious activity is detected. In addition, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


How We Calculate NAV
--------------------

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of each class of the Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's or SKBA's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. More details about how we calculate the NAV for the Fund are in the SAI.


Purchase and Account Balance Minimums
-------------------------------------

The minimum purchase and shareholder balance for Class E Shares is $5 million. There is no minimum requirement for subsequent investments in Class E Shares. The Fund reserves the right to change the minimum amount required to open an account without prior notice, and has the right to redeem a shareholder's account when it drops below its minimum required balance. The Fund may accept investments of smaller amounts at its discretion.

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DIVIDENDS AND TAXES

Dividends
---------

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Following its fiscal year end (September
30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.


Taxes
-----

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. Each sale of Fund shares is a taxable event.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS

The following table sets forth composite performance data relating to the historical performance of eight institutional or tax-exempt discretionary accounts including the Predecessor Account ("Institutional Accounts") managed by SKBA since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.* The data is provided to illustrate the past performance of the Fund's portfolio managers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of SKBA.


SKBA claims compliance with the Global Investment Performance Standards
(GIPS)**. The performance numbers shown below differ from composite results due to adjustment of the performance to reflect the deduction of all of the Fund's estimated annual fund operating expenses of 0.71% of average daily net assets. All returns presented were calculated on a total return basis in U.S. dollars and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the Institutional Accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, institutional and tax-exempt discretionary private accounts managed by SKBA that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.* Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in accounts' returns (calculated on a time-weighted rate of return that is revalued whenever any cash flow occurs) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. The returns shown, which reflect the deduction of all of the Fund's estimated annual fund operating expenses, are lower than the returns would have been if the actual expenses of the Institutional Accounts had been deducted.


The private accounts that are included in the composite are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Institutional Accounts presented below reflect the application of the Fund's annual fund operating expenses to the returns for 2007. These results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.


* SKBA also manages five additional accounts using the same investment strategy as that of the Fund which are not included in the composite because those accounts have materially different characteristics, including different initial portfolio holdings, cash needs, cash flow requirements, and tax circumstances that result in certain low tax cost, high imbedded gain stocks to be held longer than they might by accounts included in the composite, which result in different portfolio holdings and dispersion of returns. The exclusion of these five accounts from the composite has no material effect on the composite performance.


** GIPS is a set of standards promulgated by the CFA Institute, a global non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results, and ensure uniformity in reporting so that performance results of investment advisers are directly comparable. To receive a complete presentation of SKBA's Value Opportunity composite and/or a list and description of all firm composites, contact SKBA at (415) 989-7852.

 Total Return (Annualized)

     ---------------------------------------------------------------------
                          Institutional      S&P 500      Russell 1000
                            Accounts         Index(1)    Value Index(2)
     ---------------------------------------------------------------------
         One Year(3)          -3.2%           5.5%            -0.2%
     ---------------------------------------------------------------------
        Three Years(3)        7.2%            8.6%            9.3%
     ---------------------------------------------------------------------
        Five Years(3)         13.7%           12.8%           14.6%
     ---------------------------------------------------------------------
        Seven Years(3)        7.2%            3.3%            6.7%
     ---------------------------------------------------------------------
         Ten Years(3)         8.5%            5.9%            7.7%
     ---------------------------------------------------------------------

(1) S&P 500 Index - The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies.

(2) Russell 1000 Value Index - The Russell 1000 Value Index is an unmanaged market index representing the large-cap value segment of the U.S. equity universe. The Index includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3) For years ending December 31, 2007.

PRIVACY PRINCIPLES

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.

FOR MORE INFORMATION


Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's first Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please visit the Fund's website at www.cnicharterfunds.com or contact:

        SEI Investments Distribution Co.
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456
        1-888-889-0799

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution). We will begin sending you individual copies thirty days after receiving your request.

Information about the Fund, including the SAI, may be reviewed and copied:

     o    at the SEC's Public Reference Room in Washington, D.C. at
          1-202-942-8090;

     o    on the EDGAR database on the SEC's Internet site at www.sec.gov; or

     o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.





CNI Charter Funds' Investment Company Act file number: 811-07923.



                                                                 CNI-PS-016-0100

                                CNI CHARTER FUNDS

                         Prospectus Dated June 25, 2008



                               Institutional Class



                            Opportunistic Value Fund

Prospectus dated June 25, 2008

Institutional Class

Opportunistic Value Fund

INVESTMENT MANAGER:
City National Asset Management, Inc.


SUB-ADVISER:
SKBA Capital Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.


TABLE OF CONTENTS

THE FUND.......................................................................1

MANAGEMENT OF THE FUND.........................................................6

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS..........................8

HOW TO BUY, SELL AND EXCHANGE SHARES...........................................9

DIVIDENDS AND TAXES...........................................................14

PRIVACY PRINCIPLES............................................................17

FOR MORE INFORMATION..........................................................18


More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Institutional Class shares of the Opportunistic Value Fund (the "Fund"), a series of CNI Charter Funds. Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own accounts or on behalf of their customers. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and minimum investments.

THE FUND

Our Goal
--------

The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.

Principal Strategy
------------------

The Fund's sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations that are currently undervalued in the opinion of the Fund's sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $5 billion and companies with capitalizations of $1.5 billion to $5.5 billion, respectively (using the ranges used by Standard & Poor's, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).

In selecting investments, the Fund's sub-adviser evaluates the ratio of relative market capitalization to revenues ("RMCR") of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company's history. The Fund's sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company's earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management's alignment with shareholders' interests.

The Fund's sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to control overall portfolio risk. The sub-adviser reviews and may adjust the portfolio's overall weightings to a sector when it reaches the greater of 15% of the Fund's portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund's assets in a sector; however, if the Fund's portfolio investments in a sector increase to over 25% of the Fund's assets, the Fund will supplement this prospectus to identify the sector and describe risks associated with investments in the sector.

The Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser's target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security's value exceeds 5% of the value of the Fund's investment portfolio.

Principal Risks of Investing in the Fund
----------------------------------------

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Equity Securities - By investing primarily in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested primarily in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated to (i.e., rank lower than) those of preferred stockholders, bondholders and other creditors of the issuer.

Investment Style - The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Medium Capitalization (Mid-Cap) Companies - The Fund invests in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity, than the securities of large-capitalization companies.

Manager Risk - The performance of the Fund depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds. In addition, the Fund could fail to meet its investment objective.

Fund Performance
----------------

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Institutional Class shares of the Fund for the indicated periods.


The Fund intends to commence operations and first offer Institutional Class shares of the Fund for public sale on June 26, 2008, after the conversion of an institutional account (the "Predecessor Account") into the Institutional Class shares of the Fund. The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund's operations. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund and have been adjusted to reflect the estimated annual operating expenses of the Institutional Class shares of the Fund as set forth in the "Annual Fund Operating Expenses" table below. The Predecessor Account was not registered under the Securities Act of 1933 or the Investment Company Act of 1940 and therefore was not subject to certain restrictions imposed by those Acts. If the Predecessor Account had been registered under the Acts, the Predecessor Account's performance may have been adversely affected. The past performance results of the Fund's Institutional Class shares will be reported once the Institutional Class shares of the Fund have been in operation for one complete calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Predecessor Account based on a calendar year.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                    2005            2006            2007
                 ----------      ----------      ----------
                   10.45%          14.72%          -3.01%

                 Best Quarter                Worst Quarter
                 ------------                -------------
                    10.10%                       -5.98%
                  (Q4 2004)                    (Q4 2007)


This table shows the Predecessor Account's average annual total returns for the periods ending December 31, 2007. The table also shows how the Predecessor Account's performance compares with the returns of indices comprised of companies similar to those held by the Predecessor Account and to be held by the Fund.

                                                                Since
          Predecessor Account                                 Inception
                                       One Year              (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                     -3.01%                  8.39%

Return After Taxes on                     N/A                    N/A
   Distributions((1))

Return After Taxes on                     N/A                    N/A
   Distributions and Sale of
   Fund Shares(1)

S&P 500 Index(2)                         5.49%                  9.32%

Russell 1000 Value Index(2)             -0.17%                  10.95%


(1) After-tax returns cannot be calculated for the periods before the Fund's registration as a mutual fund and are therefore unavailable until the Fund has been in operation for one complete calendar year.
(2) Reflects no deduction for fees, expenses or taxes.

For the period from January 1, 2008 through March 31, 2008, the Predecessor Account returned -9.16%.


Performance of a composite of similarly managed accounts is presented in the "Prior Performance of Portfolio Managers" section of this prospectus.

Fees and Expenses of the Fund
-----------------------------

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Fund.

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets
    as a % of average annual net assets)
Management Fee(1)                                        0.50%
Other Expenses
   Shareholder Servicing Fee                 0.25%
   Other Fund Expenses(2)                    0.21%
Total Other Expenses(2)                                  0.46%
---------------------------------------------------------------
Total Annual Fund Operating
Expenses(3)
                                                         0.96%

(1) The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.
(2) "Other Expenses" and "Total Other Expenses" are estimated.
(3) The Fund's sub-adviser has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses at or below 1.00% (the "Limit"), effective until January 30, 2009. Prior to that date, the expense limitation agreement may only be terminated by the Board of Trustees of CNI Charter Funds. "Operating Expenses" is defined to include all expenses necessary or appropriate for the operation of the Fund, but does not include any front-end or contingent deferred loads, taxes, interest, brokerage commissions, or extraordinary expenses such as litigation. If the Fund were to incur any expenses that are excluded from "Operating Expenses," the Limit would in effect increase. Any fee reductions or reimbursements may be repaid to the sub-adviser within three years after they occur if such repayments can be achieved within the Fund's expense limit at the time such expenses were incurred, if any, and if certain other conditions are satisfied.

Example
-------

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as indicated above. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year            3 Years
        ------------------ ----------------
               $98              $306

MANAGEMENT OF THE FUND


Investment Manager
------------------

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s, with approximately $6.3 billion in assets under management as of December 31, 2007. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2007, CNB and its affiliates had approximately $59 billion in assets under administration, which includes $37.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Sub-Adviser
-----------

SKBA Capital Management, LLC ("SKBA") serves as sub-adviser to the Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by Convergent Capital Management LLC, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2007, had $622 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Fund's portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been in his or her current position with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees' approval of CNAM's sub-advisory agreement with SKBA with respect to the Fund will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Other Sub-Advisers
------------------

Under current law, the appointment of a sub-adviser generally would require the approval of the Fund's shareholders. CNI Charter Funds (the "Trust"), of which the Fund is a series, has received an exemption order from the Securities and Exchange Commission (the "SEC") which permits CNAM, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Trust to operate in a less costly and more efficient manner. Because SKBA is affiliated with CNAM, this exemption would not apply to SKBA. CNAM has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees but without obtaining shareholder approval.

Administrator
-------------

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distributor
-----------

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

Shareholder Servicing Fees
--------------------------

The Fund is subject to a shareholder services agreement that allows the Fund to pay fees to City National Bank for services provided to Institutional Class shareholders. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment. Annual shareholder servicing fees under the agreement are 0.25% of average daily net assets for Institutional Class shares of the Fund.

Pursuant to the shareholder services agreement, City National Bank will provide or arrange with other service providers for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of Institutional Class shares of the Fund, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of City National Bank, another service provider, or their nominees; and such other information and assistance to shareholders as may be reasonably requested by such shareholders.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Defensive Investments - The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Fund's sub-adviser, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover - The Fund's sub-adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

Sector Concentration - From time to time the Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent the Fund's assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.

HOW TO BUY, SELL AND EXCHANGE SHARES


Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

How and when we calculate the Fund's net asset value per share ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays.

If your Authorized Institution receives your purchase or redemption order from you in proper form on a business day before its deadline, which may be no later than the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order on a business day after its deadline, we will price your order at the next day's NAV. If your Authorized Institution is designated as the Fund's agent for receipt of purchase and sale orders, the deadline for receipt of such orders is the close of the NYSE.

How to Buy Shares
-----------------

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

Foreign Investors
-----------------

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification
----------------------------------------

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill the Authorized Institution's legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program
-----------------------------

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Shares
------------------

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

How to Exchange Shares
----------------------

You may exchange Institutional Class shares of the Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAVs of the relevant Funds next calculated after we receive your exchange request. To exchange shares of the Fund, you should contact your Authorized Institution.

Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days and multiple round trips within several months. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or the Transfer Agent will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and works with each intermediary in enforcing the Fund's policies and procedures if suspicious activity is detected. In addition, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.

How We Calculate NAV
--------------------

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of each class of the Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's or SKBA's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. More details about how we calculate the NAV for the Fund are in the SAI.

Purchase and Account Balance Minimums
-------------------------------------

The minimum purchase and shareholder account balance for Institutional Class Shares is $1 million. There is no minimum requirement for subsequent investments in Institutional Class Shares. The Fund has the right to redeem a shareholder's account when it drops below its minimum required balance. In addition to the Fund's requirements, you will have to comply with any purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

DIVIDENDS AND TAXES

Dividends
---------

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Following its fiscal year end (September
30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

Taxes
-----

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. Each sale or exchange of Fund shares is a taxable event.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares or any exchange of the Fund's shares for another fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS

The following table sets forth composite performance data relating to the historical performance of eight institutional or tax-exempt discretionary accounts including the Predecessor Account ("Institutional Accounts") managed by SKBA since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.* The data is provided to illustrate the past performance of the Fund's portfolio managers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of SKBA.


SKBA claims compliance with the Global Investment Performance Standards
(GIPS)**. The performance numbers shown below differ from composite results due to adjustment of the performance to reflect the deduction of all of the Fund's estimated annual fund operating expenses of 0.96% of average daily net assets. All returns presented were calculated on a total return basis in U.S. dollars and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the Institutional Accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, institutional and tax-exempt discretionary private accounts managed by SKBA that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.* Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in accounts' returns (calculated on a time-weighted rate of return that is revalued whenever any cash flow occurs) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. The returns shown, which reflect the deduction of all of the Fund's estimated annual fund operating expenses, are lower than the returns would have been if the actual expenses of the Institutional Accounts had been deducted.


The private accounts that are included in the composite are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Institutional Accounts presented below reflect the application of the Fund's annual fund operating expenses to the returns for 2007. These results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

* SKBA also manages five additional accounts using the same investment strategy as that of the Fund which are not included in the composite because those accounts have materially different characteristics, including different initial portfolio holdings, cash needs, cash flow requirements, and tax circumstances that result in certain low tax cost, high imbedded gain stocks to be held longer than they might by accounts included in the composite, which result in different portfolio holdings and dispersion of returns. The exclusion of these five accounts from the composite has no material effect on the composite performance.


** GIPS is a set of standards promulgated by the CFA Institute, a global non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results, and ensure uniformity in reporting so that performance results of investment advisers are directly comparable. To receive a complete presentation of SKBA's Value Opportunity composite and/or a list and description of all firm composites, contact SKBA at (415) 989-7852.

Total Return (Annualized)

----------------- -------------------- ------------------- ---------------------
                     Institutional           S&P 500        Russell 1000 Value
                        Accounts             Index(1)             Index(2)
----------------- -------------------- ------------------- ---------------------
    One Year(3)           -3.5%               5.5%                 -0.2%
----------------- -------------------- ------------------- ---------------------
  Three Years(3)          6.9%                8.6%                  9.3%
----------------- -------------------- ------------------- ---------------------
   Five Years(3)          13.4%               12.8%                14.6%
----------------- -------------------- ------------------- ---------------------
  Seven Years(3)          6.9%                3.3%                  6.7%
----------------- -------------------- ------------------- ---------------------
   Ten Years(3)           8.3%                5.9%                  7.7%
----------------- -------------------- ------------------- ---------------------

(1) S&P 500 Index - The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies.

(2) Russell 1000 Value Index - The Russell 1000 Value Index is an unmanaged market index representing the large-cap value segment of the U.S. equity universe. The Index includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3) For years ending December 31, 2007.

PRIVACY PRINCIPLES

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.

FOR MORE INFORMATION

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's first Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please visit the Fund's website at www.cnicharterfunds.com or contact:

         SEI Investments Distribution Co.
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456
         1-888-889-0799

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution). We will begin sending you individual copies thirty days after receiving your request.

Information about the Fund, including the SAI, may be reviewed and copied:

   o   at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

   o   on the EDGAR database on the SEC's Internet site at www.sec.gov; or

   o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.











CNI Charter Funds' Investment Company Act file number: 811-07923.




                                                                 CNI-PS-015-0100

                                CNI CHARTER FUNDS


                         Prospectus Dated June 25, 2008



                                     Class N



                            Opportunistic Value Fund

Prospectus Dated June 25, 2008

Class N

Opportunistic Value Fund

INVESTMENT MANAGER:
City National Asset Management, Inc.

SUB-ADVISER:
SKBA Capital Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.

TABLE OF CONTENTS

THE FUND.......................................................................1

MANAGEMENT OF THE FUND.........................................................6

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS..........................9

HOW TO BUY, SELL AND EXCHANGE SHARES..........................................10

DIVIDENDS AND TAXES...........................................................15

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS.......................................16

PRIVACY PRINCIPLES............................................................18

FOR MORE INFORMATION..........................................................19




More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Class N shares of the Opportunistic Value Fund (the "Fund"), a series of CNI Charter Funds. Class N shares are intended for individual investors, partnerships, corporations, and other accounts that have diversified investment needs. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and minimum investments.

THE FUND

Our Goal
--------

The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.

Principal Strategy
------------------

The Fund's sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations that are currently undervalued in the opinion of the Fund's sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $5 billion and companies with capitalizations of $1.5 billion to $5.5 billion, respectively (using the ranges used by Standard & Poor's, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).

In selecting investments, the Fund's sub-adviser evaluates the ratio of relative market capitalization to revenues ("RMCR") of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company's history. The Fund's sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company's earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management's alignment with shareholders' interests.

The Fund's sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to control overall portfolio risk. The sub-adviser reviews and may adjust the portfolio's overall weightings to a sector when it reaches the greater of 15% of the Fund's portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund's assets in a sector; however, if the Fund's portfolio investments in a sector increase to over 25% of the Fund's assets, the Fund will supplement this prospectus to identify the sector and describe risks associated with investments in the sector.

The Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser's target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security's value exceeds 5% of the value of the Fund's investment portfolio.

Principal Risks of Investing in the Fund
----------------------------------------

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Equity Securities - By investing primarily in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested primarily in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated to (i.e., rank lower than) those of preferred stockholders, bondholders and other creditors of the issuer.

Investment Style - The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Medium Capitalization (Mid-Cap) Companies - The Fund invests in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity, than the securities of large-capitalization companies.

Manager Risk - The performance of the Fund depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds. In addition, the Fund could fail to meet its investment objective.

Fund Performance
----------------

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Class N shares of the Fund for the indicated periods.


The Fund intends to commence operations and first offer Class N shares of the Fund for public sale on June 26, 2008, after the conversion of an institutional account (the "Predecessor Account") into the Class N shares of the Fund. The bar chart and the performance table below are for the Predecessor Account prior to the commencement of the Fund's operations. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund and have been adjusted to reflect the estimated annual operating expenses of the Class N shares of the Fund as set forth in the "Annual Fund Operating Expenses" table below. The Predecessor Account was not registered under the Securities Act of 1933 or the Investment Company Act of 1940 and therefore was not subject to certain restrictions imposed by those Acts. If the Predecessor Account had been registered under the Acts, the Predecessor

Account's performance may have been adversely affected. The past performance results of the Fund's Class N shares will be reported once the Class N shares of the Fund have been in operation for one complete calendar year. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Predecessor Account based on a calendar year.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                    2005            2006            2007
                 ----------      ----------      ----------
                   10.19%          14.37%          -3.18%

                 Best Quarter                Worst Quarter
                 ------------                -------------
                    10.01%                       -5.96%
                  (Q4 2004)                    (Q4 2007)

This table shows the Predecessor Account's average annual total returns for the periods ending December 31, 2007. The table also shows how the Predecessor Account's performance compares with the returns of indices comprised of companies similar to those held by the Predecessor Account and to be held by the Fund.

                                                                 Since
          Predecessor Account                                  Inception
                                       One Year               (3/31/2004)
------------------------------- ------------------------ -----------------------
Return Before Taxes                     -3.18%                   8.13%
Return After Taxes on                     N/A                     N/A
   Distributions((1))

Return After Taxes on                     N/A                     N/A
   Distributions and Sale of
   Fund Shares((1))

S&P 500 Index(2)                         5.49%                   9.32%

Russell 1000 Value Index(2)             -0.17%                   10.95%

(1) After-tax returns cannot be calculated for the periods before the Fund's registration as a mutual fund and are therefore unavailable until the Fund has been in operation for one complete calendar year.
(2) Reflects no deduction for fees, expenses or taxes.

For the period from January 1, 2008 through March 31, 2008, the Predecessor Account returned -9.25%.

Performance of a composite of similarly managed accounts is presented in the "Prior Performance of Portfolio Managers" section of this prospectus.

Fees and Expenses of the Fund
-----------------------------

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund. You pay no sales charges or transaction fees for buying or selling Class N shares of the Fund.

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets
    as a % of average annual net assets)
Management Fee(1)                                       0.50%
Distribution (12b-1) Fees                               0.25%
Other Expenses
   Shareholder Servicing Fee                0.25%
   Other Expenses(2)                        0.21%
Total Other Expenses(2)                                 0.46%
-------------------------------------------------------------
Total Annual Fund Operating
Expenses(3)                                             1.21%

(1) The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.
(2) "Other Expenses" and "Total Other Expenses" are estimated.
(3) The Fund's sub-adviser has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Class N Total Annual Fund Operating Expenses at or below 1.25% (the "Limit"), effective until January 30, 2009. Prior to that date, the expense limitation agreement may only be terminated by the Board of Trustees of CNI Charter Funds. "Operating Expenses" is defined to include all expenses necessary or appropriate for the operation of the Fund, but does not include any front-end or contingent deferred loads, taxes, interest, brokerage commissions, or extraordinary expenses such as litigation. If the Fund were to incur any expenses that are excluded from "Operating Expenses," the Limit would in effect increase. Any fee reductions or reimbursements may be repaid to the sub-adviser within three years after they occur if such repayments can be achieved within the Fund's expense limit at the time such expenses were incurred, if any, and if certain other conditions are satisfied.

Example
-------

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as indicated above. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year            3 Years
        ------------------ ----------------
              $123              $384

MANAGEMENT OF THE FUND

Investment Manager
------------------

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s, with approximately $6.3 billion in assets under management as of December 31, 2007. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2007, CNB and its affiliates had approximately $59 billion in assets under administration, which includes $37.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Sub-Adviser
-----------

SKBA Capital Management, LLC ("SKBA") serves as sub-adviser to the Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by Convergent Capital Management LLC, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2007, had $622 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Fund's portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been in his or her current position with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees' approval of CNAM's sub-advisory agreement with SKBA with respect to the Fund will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Other Sub-Advisers
------------------

Under current law, the appointment of a sub-adviser generally would require the approval of the Fund's shareholders. CNI Charter Funds (the "Trust"), of which the Fund is a series, has received an exemption order from the Securities and Exchange Commission (the "SEC") which permits CNAM, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Trust to operate in a less costly and more efficient manner. Because SKBA is affiliated with CNAM, this exemption would not apply to SKBA. CNAM has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees but without obtaining shareholder approval.

Administrator
-------------

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distributor
-----------

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

Distribution of Fund Shares
---------------------------

The Fund has adopted a plan (the "Plan") for its Class N shares under Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Fund to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of its Class N shares. The Distributor may pay some or all of such distribution fees to broker-dealers and other financial intermediaries (primarily CNB and its affiliates) as compensation for providing distribution-related services. Although the Fund does not have a front-end load, because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodging, and gifts that do not exceed $100 per year, per individual.

Shareholder Servicing Fees
--------------------------

The Fund is subject to a shareholder service agreement that allows the Fund to pay fees to City National Bank for services provided to Class N shareholders. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment. Annual shareholder servicing fees under the agreement are 0.25% of average daily net assets for Class N shares of the Fund.

Pursuant to the shareholder services agreement, City National Bank will provide or arrange with other service providers for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of Institutional Class shares of the Fund, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of City National Bank, another service provider, or their nominees; and such other information and assistance to shareholders as may be reasonably requested by such shareholders.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Defensive Investments - The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Fund's sub-adviser, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover - The Fund's sub-adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

Sector Concentration - From time to time the Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent the Fund's assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.

HOW TO BUY, SELL AND EXCHANGE SHARES

Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares.

Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

How and when we calculate the Fund's net asset value per share ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays.

If your Authorized Institution receives your purchase or redemption order from you in proper form on a business day before its deadline, which may be no later than the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order on a business day after its deadline, we will price your order at the next day's NAV. If your Authorized Institution is designated as the Fund's agent for receipt of purchase and sale orders, the deadline for receipt of such orders is the close of the NYSE.

How to Buy Shares
-----------------

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

Foreign Investors
-----------------

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification
----------------------------------------

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill the Authorized Institution's legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program
-----------------------------

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Shares
------------------

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

How to Exchange Shares
----------------------

You may exchange Class N shares of the Fund for Class N shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAVs of the relevant Funds next calculated after we receive your exchange request. To exchange shares of the Fund, you should contact your Authorized Institution.

Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days and multiple round trips within several months. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or the Transfer Agent will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and works with each intermediary in enforcing the Fund's policies and procedures if suspicious activity is detected. In addition, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.

How We Calculate NAV
--------------------

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of each class of the Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's or SKBA's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. More details about how we calculate the NAV for the Fund are in the SAI.

Purchase and Account Balance Minimums
-------------------------------------

The minimum purchase for Class N Shares is $1,000. However, there is no minimum shareholder account balance requirement. In addition, you will have to comply with any purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

DIVIDENDS AND TAXES

Dividends
---------

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Following its fiscal year end (September
30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.

Taxes
-----

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. Each sale or exchange of Fund shares is a taxable event.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.

PRIOR PERFORMANCE OF PORTFOLIO MANAGERS

The following table sets forth composite performance data relating to the historical performance of eight institutional or tax-exempt discretionary accounts including the Predecessor Account ("Institutional Accounts") managed by SKBA since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.* The data is provided to illustrate the past performance of the Fund's portfolio managers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of SKBA.


SKBA claims compliance with the Global Investment Performance Standards
(GIPS)**. The performance numbers shown below differ from composite results due to adjustment of the performance to reflect the deduction of all of the Fund's estimated annual fund operating expenses of 1.21% of average daily net assets. All returns presented were calculated on a total return basis in U.S. dollars and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the Institutional Accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, institutional and tax-exempt discretionary private accounts managed by SKBA that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.* Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in accounts' returns (calculated on a time-weighted rate of return that is revalued whenever any cash flow occurs) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. The returns shown, which reflect the deduction of all of the Fund's estimated annual fund operating expenses, are lower than the returns would have been if the actual expense of the Institutional Accounts had been deducted.


The private accounts that are included in the composite are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.

The investment results of the Institutional Accounts presented below reflect the application of the Fund's annual fund operating expenses to the returns for 2007. These results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

* SKBA also manages five additional accounts using the same investment strategy as that of the Fund which are not included in the composite because those accounts have materially different characteristics, including different initial portfolio holdings, cash needs, cash flow requirements, and tax circumstances that result in certain low tax cost, high imbedded gain stocks to be held longer than they might by accounts included in the composite, which result in different portfolio holdings and dispersion of returns. The exclusion of these five accounts from the composite has no material effect on the composite performance.


** GIPS is a set of standards promulgated by the CFA Institute, a global non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results, and ensure uniformity in reporting so that performance results of investment advisers are directly comparable. To receive a complete presentation of SKBA's Value Opportunity composite and/or a list and description of all firm composites, contact SKBA at (415) 989-7852.

 Total Return (Annualized)

------------------------------------------ --------------- --------------------
                         Institutional         S&P 500      Russell 1000 Value
                            Accounts           Index(1)           Index(2)
------------------------------------------ --------------- --------------------
      One Year(3)             -3.7%             5.5%               -0.2%
------------------------------------------ --------------- --------------------
    Three Years(3)            6.7%              8.6%                9.3%
------------------------------------------ --------------- --------------------
     Five Years(3)            13.1%             12.8%              14.6%
------------------------------------------ --------------- --------------------
    Seven Years(3)            6.6%              3.3%                6.7%
------------------------------------------ --------------- --------------------
     Ten Years(3)             8.0%              5.9%                7.7%
------------------------------------------ --------------- --------------------

(1) S&P 500 Index - The S&P 500 Index is an unmanaged market index representing a broad market-weighted average of U.S. blue-chip companies.

(2) Russell 1000 Value Index - The Russell 1000 Value Index is an unmanaged market index representing the large-cap value segment of the U.S. equity universe. The Index includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3) For years ending December 31, 2007.

PRIVACY PRINCIPLES

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.

FOR MORE INFORMATION

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's first Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please visit the Fund's website at www.cnicharterfunds.com or contact:

         SEI Investments Distribution Co.
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456
         1-888-889-0799

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution). We will begin sending you individual copies thirty days after receiving your request.

Information about the Fund, including the SAI, may be reviewed and copied:

   o   at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

   o   on the EDGAR database on the SEC's Internet site at www.sec.gov; or

   o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.







CNI Charter Funds' Investment Company Act file number: 811-07923.




                                                                 CNI-PS-017-0100